INCOME TAX (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
SCHEDULE OF PROVISION FOR INCOME TAX

The provision for Federal income tax consists of the following December 31:

	2023	2022
Federal income tax benefit attributable to:	-	-
Current Operations	$(654,000)	$(181,500)
Less: valuation allowance	654,000	181,500
Net provision for Federal income taxes	$—	$—

SCHEDULE OF NET DEFERRED TAX

The cumulative tax effect at the expected rate of 21% of significant items comprising our net deferred tax amount is as follows:

	2023	2022
Deferred tax asset attributable to:	-	-
Net operating loss carryover	$565,000	$89,700
Less: valuation allowance	(565,000)	(89,700)
Net deferred tax asset	$—	$—